UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 1464
Smith Barney Funds, Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Smith Barney Fund Management LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

ITEM 1                                                        SCHEDULE OF INVESTMENTS

SMITH BARNEY FUNDS, INC. -
SHORT-TERM INVESTMENT GRADE
BOND FUND

FORM N-Q

MARCH 31, 2005

Short-Term Investment Grade Bond Fund

Schedule of Investments (unaudited)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE

U.S. GOVERNMENT OBLIGATIONS AND AGENCIES - 16.0%
U.S. Government Obligations - 5.0%
	U.S. Treasury Notes:
$5,000,000	3.375% due 2/28/07 (a)	$4,965,040
5,800,000	3.125% due 5/15/07 (a)(b)	5,720,024
3,200,000	3.125% due 9/15/08	3,108,003
3,000,000	4.000% due 6/15/09	2,988,399
2,200,000	3.375% due 10/15/09	2,130,735
		18,912,201
U.S. Government Agency Mortgage Pass-Throughs - 9.8%
830,525	Federal Home Loan Bank Corp., 6.034% due 6/1/31 (c)	837,680
	Federal National Mortgage Association:
240,894	6.016% due 5/1/32 (c)	244,092
1,482,368	5.275% due 8/1/32 (c)	1,516,026
2,680,402	4.833% due 12/1/32 (c)	2,685,050
2,789,627	4.622% due 1/1/33 (c)	2,791,442
1,166,591	4.637% due 2/1/33 (c)	1,173,652
1,679,145	4.900% due 2/1/33 (c)	1,700,504
2,313,430	4.471% due 4/1/33 (c)	2,327,563
4,129,196	4.682% due 4/1/33 (c)	4,149,162
1,836,353	4.148% due 6/1/33 (c)	1,814,689
3,712,349	4.507% due 6/1/33 (c)	3,684,224
3,548,838	5.436% due 3/1/34 (c)	3,667,301
3,820,783	3.960% due 5/1/34 (c)	3,771,431
6,109,911	4.551% due 8/1/34 (c)	6,173,836
		36,536,652
U.S. Government Agency Bonds and Notes - 1.2%
2,100,000	Fannie Mae, 6.625% due 9/15/09	2,283,716
2,300,000	Federal Home Loan Bank Corp., Global Bonds, 5.125% due 3/6/06	2,332,030
		4,615,746
	TOTAL U.S. GOVERNMENT OBLIGATIONS AND AGENCIES
	(Cost — $60,818,922)	60,064,599

RATINGS (d)

CORPORATE BONDS AND NOTES - 56.9%

CONSUMER DISCRETIONARY - 6.7%

Apparel, Accessories & Luxury Goods - 0.7%
2,550,000	A-	VF Corp., Notes, 8.100% due 10/1/05	2,603,606
Auto Parts & Equipment - 0.7%
2,650,000	A	Johnson Controls Inc., Notes, 5.000% due 11/15/06	2,684,002
Media - 1.2%
1,800,000	A-	CBS, Inc., Sr. Notes, 7.150% due 5/20/05	1,807,834
2,575,000	A-	Reed Elsevier Capital Inc., Notes, 6.125% due 8/1/06	2,629,466
			4,437,300
Specialty Retail - 3.3%
2,623,000	A	Costco Wholesale Corp., Sr. Notes, 5.500% due 3/15/07	2,691,361
3,275,000	AA	The Home Depot Inc., Sr. Notes, 5.375% due 4/1/06	3,316,186
2,825,000	A+	Lowe’s Cos., Inc., Notes, 7.500% due 12/15/05	2,898,775
3,725,000	AA	Wal-Mart Stores, Inc., Notes, 3.375% due 10/1/08	3,612,483
			12,518,805
Textiles - 0.8%
2,760,000	A	Cintas Corp. No. 2, Sr. Notes, 5.125% due 6/1/07	2,818,484
		TOTAL CONSUMER DISCRETIONARY	25,062,197

See Notes to Schedule of Investments

Short-Term Investment Grade Bond Fund

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATINGS (d)	SECURITY	VALUE

CONSUMER STAPLES - 6.7%
Beverages - 1.3%
$2,855,000	A	Bottling Group LLC, 2.450% due 10/16/06	$2,790,360
2,225,000	A	Diageo Capital PLC, Notes, 3.500% due 11/19/07	2,185,669
			4,976,029
Food Products - 2.1%
2,400,000	A	Campbell Soup Co., Notes, 5.500% due 3/15/07	2,446,800
700,000	A	Heinz (H.J.) Co., Notes, 6.000% due 3/15/08	728,960
		McDonald’s Corp., Medium-Term Notes:
559,000	A	Series E, 5.950% due 1/15/08	580,254
1,960,000	A	Series G, 5.375% due 4/30/07	2,009,788
2,000,000	A+	Sysco Corp., Notes, 4.750% due 7/30/05	2,008,970
			7,774,772
Household Products - 1.4%
		Kimberly-Clark Corp., Notes:
2,000,000	AA-	4.500% due 7/30/05 (e)	2,006,760
3,022,000	AA-	7.100% due 8/1/07	3,223,026
			5,229,786
Personal Products - 1.9%
3,540,000	AA-	Colgate-Palmolive Co., Notes, 5.340% due 3/27/06	3,591,383
3,600,000	AA-	The Gillette Co., Notes, 3.500% due 10/15/07	3,572,230
			7,163,613
		TOTAL CONSUMER STAPLES	25,144,200
ENERGY - 1.8%
Energy & Equipment Services - 0.7%
2,700,000	A-	Cooper Cameron Corp., Sr. Notes, 2.650% due 4/15/07	2,603,586
Oil & Gas - 1.1%
2,250,000	A-	Conoco Funding Co., Notes, 5.450% due 10/15/06	2,298,922
1,830,000	A	Norsk Hydro ASA, Notes, 6.360% due 1/15/09	1,946,824
			4,245,746
		TOTAL ENERGY	6,849,332
FINANCIALS - 30.5%
Banks - 8.6%
2,000,000	A+	ABN AMRO Bank N.V., Sub. Notes, 7.125% due 6/18/07	2,121,848
3,035,000	A-	BB&T Corp., Sub. Notes, 6.375% due 6/30/05 (c)	3,058,482
3,575,000	AA-	BankBoston N.A., Bank Notes, 6.375% due 3/25/08	3,767,074
2,863,630	AA-	Fifth Third Bank, Notes, 2.870% due 8/10/09	2,770,868
2,092,000	A	Key Bank N.A., Notes, 5.000% due 7/17/07	2,137,963
2,525,000	A	Marshall & Ilsley Corp., Medium-Term Notes, 5.750% due 9/1/06	2,590,117
2,670,000	A	NBD Bancorp, Inc., Sub. Notes, 7.125% due 5/15/07	2,822,617
3,300,000	AA-	SunTrust Banks, Inc., Sr. Notes, 2.125% due 1/30/06	3,254,005
3,325,000	AA-	U.S. Bank N.A., Notes, 2.870% due 2/1/07	3,260,458
1,325,000	A1*	Wachovia Corp., Sub. Notes, 6.400% due 4/1/08	1,415,301
2,350,000	AA-	Wells Fargo Bank N.A., Sub. Notes, 7.800% due 6/15/10 (c)	2,370,055
2,750,000	BBB	Zions Bancorp., Sr. Notes, 2.700% due 5/1/06	2,710,307
			32,279,095
Diversified Financial Services - 14.4%
3,275,000	A+	American Express Centurion, Bank Notes, Series T, 2.940% due 7/19/07 (c)	3,280,636
2,750,000	A	The Bear Stearns Co. Inc., Notes, 5.700% due 1/15/07	2,820,741
2,000,000	A	Countrywide Home Loans, Inc., Medium-Term Notes, Series K, 5.625% due 5/15/07	2,049,712
2,825,000	A+	Credit Suisse First Boston (USA) Inc., Notes, 3.875% due 1/15/09	2,750,827
2,000,000	BBB-	Ford Motor Credit Co., Notes, 7.600% due 8/1/05	2,021,052
3,250,000	AAA	General Electric Capital Corp., Global Medium-Term Notes, Series A, 3.500% due 8/15/07	3,193,531
2,000,000	BBB-	General Motors Acceptance Corp., Notes, 7.750% due 1/19/10	1,922,870
2,775,000	A+	Goldman Sachs Group, L.P., Notes, 3.875% due 1/15/09	2,704,834
2,325,000	A	Household Finance Corp., Notes, 5.750% due 1/30/07	2,387,384

See Notes to Schedule of Investments

Short-Term Investment Grade Bond Fund

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATINGS (d)	SECURITY	VALUE
Diversified Financial Services - 14.4% (continued)
		John Deere Capital Corp., Medium-Term Notes, Series D:
$1,025,000	A-	2.950% due 8/24/06 (c)	$1,025,784
1,375,000	A-	4.125% due 1/15/10	1,342,924
2,300,000	A	Lehman Brothers Holdings Inc., Notes, 4.000% due 1/22/08	2,271,625
2,525,000	A+	Merrill Lynch & Co., 3.375% due 9/14/07	2,477,073
2,550,000	A+	Morgan Stanley, Notes, 5.800% due 4/1/07	2,622,838
2,308,000	A-	Pemex Finance Ltd., Notes, 9.030% due 2/15/11	2,593,488
3,425,000	AA	Principal Life Global Funding I, Notes, 2.800% due 6/26/08 (e)	3,265,977
2,700,000	A	SLM Corp., Notes, 2.900% due 1/26/09 (c)	2,705,819
2,770,000	A-	Textron Financial Corp., Notes, 2.750% due 6/1/06	2,712,304
		TIAA Global Markets:
600,000	AAA	Notes, 5.000% due 3/1/07 (e)	608,954
3,570,000	AAA	Sr. Notes, 3.875% due 1/22/08 (e)	3,526,539
2,780,000	AAA	Toyota Motor Credit Corp., Medium Term Notes, 5.650% due 1/15/07	2,853,664
2,825,000	AAA	USAA Capital Corp., Notes, 4.000% due 12/10/07 (e)	2,806,652
			53,945,228
Insurance - 7.5%
3,475,000	AAA	AIG SunAmerica Global Funding IX, Notes, 5.100% due 1/17/07 (e)	3,530,673
3,500,000	AA	Allstate Financial Global Funding, Notes, 2.500% due 6/20/08 (e)	3,290,641
2,755,000	A	The Chubb Corp., Notes, 6.150% due 8/15/05	2,778,192
2,509,000	A-	The Hartford Financial Services Group Inc., Sr. Notes, 2.375% due 6/1/06	2,452,806
3,600,000	AA	Metropolitan Life Global Funding I, Notes, 2.600% due 6/19/08 (e)	3,409,596
3,000,000	AA	Monumental Global Funding II, Secured Notes, 3.450% due 11/30/07 (e)	2,946,048
3,800,000	AA-	Nationwide Life Global Fund, Notes, 3.180% due 9/28/07 (c)(e)	3,803,105
3,645,000	AA	Protective Life U.S. Funding Trust, Notes, 5.875% due 8/15/06 (e)	3,725,551
2,000,000	BBB+	Unitrin, Inc., Sr. Notes, 5.750% due 7/1/07	2,046,732
			27,983,344
		TOTAL FINANCIALS	114,207,667
HEALTHCARE - 4.1%
Healthcare Providers & Services - 1.4%
2,625,000	A	UnitedHealth Group Inc., Notes, 3.300% due 1/30/08	2,548,542
2,725,000	BBB+	WellPoint Health Networks, Inc., Notes, 6.375% due 6/15/06	2,795,071
			5,343,613
Pharmaceuticals - 2.7%
2,800,000	AA	Abbott Laboratories, Notes, 5.625% due 7/1/06	2,852,928
3,750,000	AA	Eli Lilly & Co., Notes, 2.920% due 8/24/07 (c)	3,752,441
3,525,000	AA-	Merck & Co., Inc., Notes, 5.250% due 7/1/06	3,572,848
			10,178,217
		TOTAL HEALTHCARE	15,521,830
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.6%
2,000,000	A	United Technologies Corp., Notes, 7.000% due 9/15/06	2,079,930
Building Products - 0.9%
1,350,000	BBB	Centex Corp., 4.750% due 1/15/08	1,350,717
1,850,000	BBB+	Masco Corp., Notes, 6.750% due 3/15/06	1,895,556
			3,246,273
		TOTAL INDUSTRIALS	5,326,203
TELECOMMUNICATION SERVICES - 3.0%
Telecommunication Services - 3.0%
500,000	A	AT&T Wireless Services Inc., Sr. Notes, 6.875% due 4/18/05	500,664
3,300,000	A	BellSouth Corp., 4.119% due 4/26/05 (c)(d)	3,301,673
2,000,000	A	Cingular Wireless LLC, Notes, 5.625% due 12/15/06	2,043,980
2,750,000	A+	New England Telephone & Telegraph Co., Notes, 5.875% due 4/15/09	2,841,713
2,500,000	A	SBC Communications Inc., Notes, 5.750% due 5/2/06	2,546,345
		TOTAL TELECOMMUNICATION SERVICES	11,234,375

See Notes to Schedule of Investments

Short-Term Investment Grade Bond Fund

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATINGS (d)	SECURITY	VALUE
UTILITIES - 2.6%
Electric Utilities - 1.3%
$2,725,000	A	Alabama Power Co., Sr. Notes, Series L, 7.125% due 10/1/07	$2,911,624
2,000,000	BBB	Entergy Gulf States, Inc., 3.600% due 6/1/08	1,942,298
			4,853,922
Water Utilities - 1.3%
2,525,000	Baa2*	Commonwealth Edison, 7.000% due 7/1/05	2,549,096
2,289,000	BBB+	United Utilities PLC, Notes, 6.450% due 4/1/08	2,413,432
			4,962,528
		TOTAL UTILITIES	9,816,450
		TOTAL CORPORATE BONDS AND NOTES
		(Cost - $216,115,083)	213,162,254
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.7%
3,154,233	AAA	Bank of America Mortgage Securities, Series 2004-3, Class 1A17, 4.000% due 4/25/34	3,126,368
		Countrywide Home Loans:
1,882,718	AAA	Series 2003-HYB1, Class 1A1, 3.779% due 3/25/33 (c)	1,853,229
503,592	AAA	Series 2003-HYB3, Class 6A1, 3.933% due 11/19/33 (c)	498,518
		Fannie Mae:
1,446,241	AAA	Series 2003-W6, Class 1A21, 3.279% due 10/25/42	1,444,152
3,458,980	AAA	Series 2003-W8, Class 4A, 4.133% due 11/25/42 (c)	3,522,763
3,749,966	AAA	Series 2003-W12, Class 2A3, 2.420% due 6/25/43	3,724,181
2,000,000	AAA	Series 2003-W15, Class 2A4, 4.250% due 8/25/43	1,985,002
2,378,399	AAA	Series 2004-T2, Class 2A, 4.113% due 7/25/43 (c)	2,430,615
		Federal Home Loan Mortgage Corp. (FHLMC):
304,579	AAA	Series 2525, Class AM, 4.500% due 4/15/32	276,509
898,564	AAA	Series T-51, Class 1A, 6.500% due 9/25/43	931,418
2,747,362	A	GSR Mortgage Trust, Series 2004-11, Class B1, 4.653% due 9/25/34 (c)	2,687,883
		MASTR:
1,137,126	AAA	Adjustable Rate Mortgages Trust, Series 2002-4, Class 3A1, 5.201%, due 11/25/32 (c)	1,143,137
		Asset Securitization Trust:
681,345	AAA	Series 2003-4, Class 6A2, 4.375% due 5/25/33	648,270
1,711,370	AAA	Series 2004-1, Class 1A1, 5.000% due 2/25/34	1,724,541
		Merrill Lynch Mortgage Investors, Inc.:
2,981,566	AA	Series 2003-A2, Class 2M1, 5.146% due 3/25/33 (c)	2,974,191
2,650,052	AAA	Series 2003-A5, Class 2A3, 3.246% due 8/25/33 (c)	2,641,337
2,059,009	AAA	Series 2003-A6, Class 1A, 3.831% due 9/25/33 (c)	2,058,906
3,447,694	AAA	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 1A1, 5.393% due 3/25/35 (c)	3,490,879
1,000,000	AAA	Structured Asset Investment Loan Trust, Series 2003-BC10, Class 3A5, 3.330% due 10/25/33 (c)	1,002,843
		Structured Asset Securities Corp.:
2,897,081	AA	Series 2002-3, Class B2, 6.500% due 3/25/32	3,038,918
2,873,457	AAA	Series 2002-8A, Class 7A1, 3.868% due 5/25/32 (c)	2,906,612
1,489,066	AA	Series 2002-11A, Class B2II, 5.699% due 6/25/32 (c)	1,491,290
1,583,643	A	Series 2002-16A, Class B2II, 6.547% due 8/25/32 (c)	1,584,431
84,104	AAA	Series 2003-36XS, Class A2, 3.420% due 11/25/33 (c)	83,969
1,992,468	AAA	Series 2004-2, Class 4A1, 4.260% due 3/25/34 (c)	1,961,061
1,353,157	AAA	Series 2004-4, Class 3A1, 3.640% due 4/25/34 (c)	1,320,321
1,107,203	AAA	Series 2004-5, Class 1A, 4.506% due 5/25/34 (c)	1,109,517
1,000,000	AAA	Series 2004-6XS, Class A2, 3.210% due 3/25/34 (c)	995,192
2,083,454	AAA	Series 2004-7, Class A1, 3.120% due 6/25/34 (c)	2,081,328

See Notes to Schedule of Investments

Short-Term Investment Grade Bond Fund

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATINGS (d)	SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.7% (continued)
		Washington Mutual Mortgage Securities Corp.:
$3,573,888	AAA	Series 2002-S3, Class 1B2, 6.500% due 6/25/32	$3,620,244
2,001,407	AAA	Series 2003-AR5, 4.208% due 6/25/33 (c)	1,985,489
		Wells Fargo Bank:
2,570,863	Aaa*	Series 2003-4, Class A17, 4.500% due 6/25/33	2,566,878
3,571,052	A	Series 2004-I, Class B2, 3.378% due 7/25/34 (c)	3,523,730
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost — $67,142,462)	66,433,722
ASSET-BACKED SECURITIES - 1.6%
3,000,000	AA	Countrywide Inc., Series 2002-S3, Class M1, 4.800% due 5/25/32	3,013,858
3,000,000	AAA	Hertz Vehicle Financing LLC, Series 2004-1A, Class A2, 2.380% due 5/25/08	2,895,820

226,846	AAA	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB2, Class A1, 5.146% due 4/15/35	227,325
		TOTAL ASSET-BACKED SECURITIES
		(Cost - $6,311,670)	6,137,003
SOVEREIGN/SUPRANATIONAL - 1.5%
Canada - 0.8%
2,964,000	AA	Province of Ontario, Notes, 3.282% due 3/28/08	2,878,314
Italy - 0.7%
2,550,000	AA-	Republic of Italy, Global Notes, 4.375% due 10/25/06	2,564,306
		TOTAL SOVEREIGN/SUPRANATIONAL
		(Cost - $5,547,296)	5,442,620
REPURCHASE AGREEMENT (a) - 6.4%
23,959,000		Interest in $1,051,803,000 joint tri-party repurchase agreement dated 3/31/05 with Bank of America, 2.850% due 4/1/05; Proceeds at maturity - $23,960,897; (Fully collateralized by U.S. government agency obligations, 0.000% to 7.000% due 5/10/05 to 3/24/25; Market value - $24,438,198) (Cost - $23,959,000)	23,959,000
		TOTAL INVESTMENTS - 100.1% (Cost - $379,894,433**)	375,199,198
		Liabilities in Excess of Other Assets - (0.1)%	(267,707)
		TOTAL NET ASSETS - 100.0%	$374,931,491

(a)          All or a portion of this security is segregated for open futures contracts.

(b)         A portion of this security is held as collateral for open futures contracts.

(c)          Variable rate security.

(d)         All ratings are by Standard & Poor’s Ratings Service, except for those which are identified by an asterisk (*), which are rated by Moody’s Investors Service.

(e)          Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines established by the Board of Directors.

**          Aggregate cost for federal income tax purposes is substantially the same.

See page 6 for definition of ratings.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “BBB” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A —Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Baa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A —Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Short-Term Investment Grade Bond Fund (“Fund”), a separate diversified investment fund of the Smith Barney Funds, Inc (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Fixed income obligations are valued at the mean of bid and asked prices based on market quotations for those securities or if no quotations are available, then based on market quotations for securities of similar type, yield and maturity. When market quotations are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.  When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

 (d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Notes to Schedule of Investments (unaudited)(continued)

Gross unrealized appreciation	$326,917
Gross unrealized depreciation	(5,022,152)
Net unrealized depreciation	$(4,695,235)

At March 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain(Loss)
Contracts to Buy:
U.S. 2 Year Treasury Notes	125	6/05	$25,867,640	$25,861,328	$(6,312)
Contracts to Sell:
U.S. 5 Year Treasury Notes	20	6/05	2,166,334	2,141,875	24,459
					$18,147

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Funds, Inc.

By
R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

By
Robert J. Brault
Chief Financial Officer

Date:	May 27, 2005